Interest Expense and Finance Costs	12 Months Ended
Dec. 31, 2021
Interest costs [abstract]
Interest Expense and Finance Costs

15.       Interest Expense and Finance Costs

The amounts in the consolidated statements of comprehensive income/(loss) are analysed as follows:

	For the year ended December 31,
	2021	2020	2019
Interest payable on long-term borrowings	1,958	3,721	3,603
Bank charges	59	69	28
Amortization of debt discount	547	293	383
Operating lease liability interest	52	44	51
Other finance expenses	646	28	638
Total	3,262	4,155	4,703

Other finance expenses for 2021 include approximately $0.6 million that were the loan prepayment fee and expenses relating to the prepayment of EnTrust loan facility.